GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
GENERAL INFORMATION

1.	GENERAL INFORMATION

Frontline plc (formerly Frontline Ltd.), the Company or Frontline, is an international shipping company formerly incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. At a Special General Meeting on December 20, 2022, the Company's shareholders agreed to redomicile the Company to the Republic of Cyprus under the name of Frontline plc (the “Redomiciliation”). The Company was officially redomiciled to Cyprus on December 30, 2022.

The business, assets and liabilities of Frontline Ltd. and its subsidiaries prior to the Redomiciliation were the same as Frontline plc immediately after the Redomiciliation on a consolidated basis, as well as its fiscal year. In addition, the directors and executive officers of the Frontline plc immediately after the Redomiciliation were the same individuals who were directors and executive officers, respectively, of Frontline Ltd. immediately prior to the Redomiciliation.

Prior to the Redomiciliation, Frontline Ltd.’s ordinary shares were listed on the New York Stock Exchange (“NYSE”) and Oslo Stock Exchange (“OSE”) under the symbol “FRO”. Upon effectiveness of the Redomiciliation, the Company’s ordinary shares continue to be listed on the NYSE and OSE and commenced trading under the new name Frontline plc and the new CUSIP number M46528101 and the new ISIN CY0200352116 on the NYSE on January 3, 2023 and on the OSE on January 13, 2023. Frontline plc’s Legal Entity Identifier number was not affected by the Redomiciliation and remains the same.

The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt, and operates LR2/Aframax tankers, which are clean product tankers, and range in size from 110,000 to 115,000 dwt. The Company operates through subsidiaries located in Cyprus, Bermuda, Liberia, the Marshall Islands, Norway, the United Kingdom, Singapore and China. The Company is also involved in the charter, purchase and sale of vessels.

As of December 31, 2023, the Company's fleet consisted of 76 owned vessels, with an aggregate capacity of approximately 15.9 million DWT (33 VLCCs, 25 Suezmax tankers and 18 LR2/Aframax tankers).